SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets and their subsequent impairment analysis, redeemable non-controlling interests, revenue recognition, tax assets and tax positions, legal contingencies, research and development capitalization, contingent consideration related to acquisitions and stock-based compensation costs.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and certain of its subsidiaries is generated in U.S. dollars (“dollar”). The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board (“FASB) Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of other comprehensive income (loss) in equity.

Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2016	$5,745
Net income attributable to redeemable non-controlling interest	2,258
Change in redeemable non-controlling interest to redemption value	2,262
Increase in redeemable non-controlling interest as part of acquisitions	15,779
Increase in redeemable non-controlling interest due to change in ownership in subsidiaries	292
Dividend in redeemable non-controlling interest	(29)
Foreign currency translation adjustments	(309)

December 31, 2016	$25,998

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Cash and cash equivalents include amounts held primarily in NIS, U.S. dollars, Euro, Japanese Yen and British Pound.

Short Term Deposits [Policy Text Block]
Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain of the Group’s ongoing projects and are classified under other receivables.

Marketable Securities, Policy [Policy Text Block]
Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”. Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in equity. Realized gains and losses on sale of investments are included in “financial income, net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial income, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in “net gain (impairment net of gains) on sale of marketable securities previously impaired” in the statements of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Business Combinations Policy [Policy Text Block]
Business combinations

The Company accounts for business combinations under ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, contingent consideration, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. Acquisition related costs are expensed to the statements of income in the period incurred. The cumulative impact of measurement period adjustments, including the impact to prior periods, is recognized in the reporting period in which the adjustment is identified.

During the years ended December 31, 2014, 2015 and 2016 the Company recorded $ 131, $ 22 and $ 828, with respect to changes in the fair value of contingent consideration liability, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”.

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

ASC 985-20-35 requires that a product be amortized when the product is available for general release to customers. The Company considers a product to be available for general release to customers when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers from the Company’s download area. Once a product is considered available for general release to customers, the capitalization of costs ceases and amortization of such costs to “cost of sales” begins.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (between 4-5 years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Company’s expectations) which provides greater amortization expense compared to the revenue-curve method.

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2014, 2015 and 2016, no such unrecoverable amounts were identified.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Long Lived Assets [Policy Text Block]	Long-Lived Assets The Company’s long-lived, non-current assets are comprised mainly of goodwill, identifiable intangible assets and property, plants and equipment.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of long-lived assets and intangible assets subject to amortization

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Acquired technology and non-compete were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 3.5 - 15 years based on the intangible assets identified.

During the years ended December 31, 2014, 2015 and 2016, no impairment indicators were identified.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350,“Intangibles - Goodwill and Other”, goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2016, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. The goodwill impairment test is performed according to the following principles:

An initial qualitative assessment of the likelihood of impairment may be performed. If this step does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step quantitative impairment test is performed.

In step one of the impairment test, the Company compares the fair value of the reporting units to the carrying value of net assets allocated to the reporting units. If the fair value of the reporting unit exceeds the carrying value of the net assets allocated to that unit, goodwill is not impaired, and no further testing is required. Otherwise, the Company must perform the second step of the impairment test to measure the amount of the impairment.

In the second step, the reporting unit’s fair value is allocated to all the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that simulates the business combination principles to derive an implied goodwill value. If the implied fair value of the reporting unit’s goodwill is less than its carrying value, the difference is recorded as impairment.

The Company performed an annual impairment tests as of December 31, of each of 2014, 2015 and 2016 and did not identify any impairment losses (see Note 9).

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company derives its revenues from licensing the rights to use software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services. The Company sells its products and services primarily through its direct sales force and indirectly through distributors and value added resellers.

The Company accounts for its software sales in accordance with ASC 985-605, “Software Revenue Recognition”. Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor’s fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence (“VSOE”) of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services related to both software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, “Construction-Type and Production-Type Contracts”, on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2014, 2015 and 2016, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenues include unearned amounts received under maintenance and support (mainly) and services contracts, and amounts received from customers but not yet recognized as revenues.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Severance Pay [Policy Text Block]
Severance pay

The Company’s and its Israeli subsidiaries’ obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the “Shut Down Method”). Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and by an accrual.

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax or post-tax salary, but not more than statutory limits. Matching contributions are discretionary and if made, are up to 3% of the participants annual contributions.  When contributions are granted, they are invested in proportion to each participant’s voluntary contributions in the investment options provided under the plan.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company’s consolidated balance sheet.

The Company and its Israeli subsidiaries’ agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees’ employment; all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments are payable by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are legally released from their obligations to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2014, 2015 and 2016 amounted to approximately $  1,673, $  1,626 and $  2,248, respectively.

Advertising Costs, Policy [Policy Text Block]
Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2014, 2015 and 2016 amounted to $  466, $  377 and $ 423, respectively.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, “Income Taxes”. The ASC prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as non-current.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 “Income Taxes.” Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Earnings Per Share, Policy [Policy Text Block]
Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share.”

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 35,010, 66,646 and 21,998 for the years ended December 31, 2014, 2015 and 2016, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model (“the Binomial model”). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees’ historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. Prior to 2012, the Company did not anticipate that it would pay dividends and therefore used an expected dividend yield of zero in its past years option pricing models. In September 2012, the Company adopted a dividend distribution policy according to which it will distribute in each year a dividend of up to 50% of its annual distributable profits.

The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is ‘probable’ that the performance conditions will be satisfied, as defined in ASC 450-20-20, “Loss Contingencies”.

No grants were made to employees and directors in 2016 and 2015.

During the years ended December 31, 2014, 2015 and 2016, the Company recognized stock-based compensation expense related to employee stock options in the amount of $  1,557 , $ 234 and $ 152, respectively, as follows:

	Year ended December 31,
	2014	2015	2016

Cost of revenue	$30	$31	$15
Research and development	29	48	17
Selling and marketing	220	137	71
General and administrative	1,278	18	49

Total stock-based compensation expense	$1,557	$234	$152

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities, trade receivables and foreign currency derivative contracts.

The Company’s cash and cash equivalents and short-term deposits are invested primarily in deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that such institutions are of high rating and therefore bear low risk.

The Company’s marketable securities include investments in commercial and government bonds and foreign banks. The Company’s marketable securities are considered to be highly liquid and have a high credit standing (also refer to Note 4). In addition, management considered its portfolios in foreign banks to be well-diversified.

Trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the United States, Europe, Israel and Japan. The Company performs ongoing credit evaluations of its customers and excluding 2013 has not experienced any material losses to date. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The expense related to doubtful accounts for the years ended December 31, 2014, 2015 and 2016 was $  735, $ 346 and $ 437, respectively.

From time to time the Company enters into foreign exchange forward contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company’s non-dollar currency exposure (see “Derivative instruments” below).

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurements and Disclosures”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -
Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income.” This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivatives, Policy [Policy Text Block]
Derivative instruments

A material portion of the Company’s revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk is also managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, “Derivatives and Hedging,” requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative’s gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company occasionally has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. This program mainly relates to hedging portions of the Group forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change.

For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 1,736 as of December 31, 2014.

At December 31, 2015 and 2016, the Company did not have any cash flow hedges.

The following table present gains and losses of related hedged items:

		Gain
		recognized in the
	Statements	statements of income
	of	Year ended December 31,
	income item	2014	2015	2016

Derivatives not designated as hedging:
Foreign exchange forward contracts	“Financial income, net”	24	69	4

Total derivatives		$24	$69	$4

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncement:

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which amends the existing accounting standards for revenue recognition. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which delays the effective date of ASU 2014-09 by one year. The FASB also agreed to allow entities to choose to adopt the standard as of the original effective date. The new revenue recognition standard will be effective in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. The Company anticipates adopting the new standard effective January 1, 2018. The new standard also permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method). The Company preliminarily anticipates adopting the standard using the modified retrospective method. However, the Company is continuing to evaluate the impact of the standard on its consolidated financial statements and related disclosures and the adoption method is subject to change.

In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” (“ASU 2016-10”), which clarifies the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The new guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods, which will be our interim period beginning January 1, 2018. Early adoption is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods with that reporting period. The Company is evaluating the impact of this standard.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842), whereby, lessees will be required to recognize for all leases at the commencement date a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. A modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements must be applied. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Companies may not apply a full retrospective transition approach. ASU 2016-02 is effective for annual and interim periods beginning after December 15, 2018. Early application is permitted. The Company is evaluating the potential impact of this pronouncement.

In 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). ASU 2016-09 simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. ASU 2016-09 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016.

The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance will be effective for us in the first quarter of 2018 and early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 “Intangibles - Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment” (ASU 2017-04). ASU 2017-04 eliminates Step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

 In January 2017, the FASB issued ASU 2017-01 “Business Combinations (Topic 805): Clarifying the Definition of a Business” (ASU 2017-04), which provides a more robust framework to use in determining when a set of assets and activities is a business. Because the current definition of a business is interpreted broadly and can be difficult to apply, stakeholders indicated that analyzing transactions is inefficient and costly and that the definition does not permit the use of reasonable judgment. ASU 2017-04 provides more consistency in applying the guidance, reduces the costs of application, and makes the definition of a business more operable. This update is effective for annual and interim periods beginning after December 15, 2018. The Company expects no material impact on its consolidated financial statements.

In August 2016, FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.” This update will make eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. The update is effective for fiscal years beginning after December 15, 2017. The new standard will require adoption on a retrospective basis unless it is impracticable to apply, in which case it would be required to apply the amendments prospectively as of the earliest date practicable. The Company is currently evaluating the effect of this update on its financial statements and related disclosures.